SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Abstract]
Statement of compliance
4.1	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board.

Basis of preparation
4.2	Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, leasing transactions that are within the scope of IFRS 16, and measurements that have some similarities to fair value but are not fair value, such as net realisable value in IAS 2 or value in use in IAS 36.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•	Level 3 inputs are unobservable inputs for the asset or liability.

These policies have been consistently applied throughout the periods presented.

Basis of consolidation
4.3	Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

•	the size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;
•	potential voting rights held by the Company, other vote holders or other parties;
•	rights arising from other contractual arrangements; and
•

any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statements of profit or loss and other comprehensive income (expense) from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (expense) are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Company.

All intra-company transactions, balances, income and expenses are eliminated in full on consolidation.

Non-controlling interests in subsidiaries are presented separately from the Company’s equity therein.

Changes in the Company’s ownership interests in existing subsidiaries

Changes in the Company’s ownership interests in subsidiaries that do not result in the Company losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Company’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Company loses control of a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Company had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRSs). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.

Investments in associates
4.4
Investments in associates

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5. Under the equity method, an investment in an associate is initially recognized in the consolidated statements of financial position at cost and adjusted thereafter to recognize the Company’s share of the profit or loss and other comprehensive income of the associate. When the Company’s share of losses of an associate exceeds the Company’s interest in that associate (which includes any long-term interests that, in substance, form part of the Company’s net investment in the associate), the Company discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.

An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate. On acquisition of the investment in an associate, any excess of the cost of the investment over the Company’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Company’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in profit or loss in the period in which the investment is acquired.

The requirements of IAS 28 are applied to determine whether it is necessary to recognize any impairment loss with respect to the Company’s investment in an associate. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount, Any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

The Company discontinues the use of the equity method from the date when the investment ceases to be an associate, or when the investment is classified as held for sale. When the Company retains an interest in the former associate and the retained interest is a financial asset, the Company measures the retained interest at fair value at that date and the fair value is regarded as its fair value on initial recognition in accordance with IFRS 9. The difference between the carrying amount of the associate at the date the equity method was discontinued, and the fair value of any retained interest and any proceeds from disposing of a part interest in the associate is included in the determination of the gain or loss on disposal of the associate. In addition, the Company accounts for all amounts previously recognized in other comprehensive income in relation to that associate on the same basis as would be required if that associate had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognized in other comprehensive income by that associate would be reclassified to profit or loss on the disposal of the related assets or liabilities, the Company reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) when the equity method is discontinued.

When the Company reduces its ownership interest in an associate but the Company continues to use the equity method, the Company reclassifies to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that reduction in ownership interest if that gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities.

For the transactions with an associate of the Company, profits and losses resulting from the transactions with the associate are recognized in the Company’s consolidated financial statements only to the extent of interests in the associate that are not related to the Company.

Revenue recognition
4.5	Revenue recognition

Revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies the 5-step approach to revenue recognition:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company recognizes revenue when (or as) a performance obligation is satisfied, i.e. when ‘control’ of the goods or services underlying the particular performance obligation is transferred to the customer.

4.5.1 Identify the contract with the customer

A contract with a customer should meet all the following conditions:

•	the contract has been approved by the parties to the contract;
•	each party’s rights in relation to the goods or services to be transferred can be identified;
•	the payment terms for the goods or services to be transferred can be identified;
•	the contract has commercial substance; and
•	it is probable that the consideration to which the entity is entitled to in exchange for the goods or services will be collected.

If a contract with a customer does not yet meet all of the above criteria, the entity will continue to re-assess the contract going forward to determine whether it subsequently meets the above criteria.

If certain conditions are met, a contract modification will be accounted for as a separate contract with the customer. If not, it will be accounted for by modifying the accounting for the current contract with the customer. Whether the latter type of modification is accounted for prospectively or retrospectively depends on whether the remaining goods or services to be delivered after the modification are distinct from those delivered prior to the modification.

4.5.2 Identify the performance obligations in the contract

At the inception of the contract, the entity should assess the goods or services that have been promised to the customer, and identify as a performance obligation:

•	a good or service (or bundle of goods or services) that is distinct; or
•	a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer.

A series of distinct goods or services is transferred to the customer in the same pattern if both of the following criteria are met:

•	each distinct good or service in the series that the entity promises to transfer consecutively to the customer would be a performance obligation that is satisfied over time (see below); and
•

a single method of measuring progress would be used to measure the entity’s progress towards complete satisfaction of the performance obligation to transfer each distinct good or service in the series to the customer.

A good or service is distinct if both of the following criteria are met:

•	the customer can benefit from the good or services on its own or in conjunction with other readily available resources; and
•	the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

Factors for consideration as to whether a promise to transfer goods or services to the customer is not separately identifiable include, but are not limited to:

•	the entity does provide a significant service of integrating the goods or services with other goods or services promised in the contract;
•	the goods or services significantly modify or customize other goods or services promised in the contract;
•	the goods or services are highly interrelated or highly interdependent.

4.5.3 Determine the transaction price

The transaction price is the amount to which an entity expects to be entitled in exchange for the transfer of goods and services. When making this determination, an entity will consider past customary business practices.

Where a contract contains elements of variable consideration, the amount of variable consideration to which it will be entitled under the contract should be estimated. Variable consideration can arise, as a result of discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses, penalties or other similar items. Variable consideration is also present if an entity’s right to consideration is contingent on the occurrence of a future event.

The uncertainty relating to variable consideration is considered by limiting the amount of variable consideration that can be recognised. Specifically, variable consideration is only included in the transaction price if, and to the extent that, it is highly probable that its inclusion will not result in a significant revenue reversal in the future when the uncertainty has been subsequently resolved.

4.5.4 Allocate the transaction price to the performance obligations in the contracts

Where a contract has multiple performance obligations, the transaction price should be allocated to the performance obligations in the contract by reference to their relative standalone selling prices. If a standalone selling price is not directly observable, it should be estimated. Methods that might be used are including:

•	Adjusted market assessment approach
•	Expected cost plus a margin approach
•	Residual approach (only permissible in limited circumstances).

Any overall discount compared to the aggregate of standalone selling prices is allocated between performance obligations on a relative standalone selling price basis. In certain circumstances, it may be appropriate to allocate such a discount to some but not all of the performance obligations.

Where consideration is paid in advance or in arrears, whether the contract includes a significant financing arrangement and, if so, adjust for the time value of money should be considered. A practical expedient is available where the interval between transfer of the promised goods or services and payment by the customer is expected to be less than 12 months.

4.5.5 Recognise revenue when (or as) the entity satisfies a performance obligation

Revenue is recognised as control is passed, either over time or at a point in time.

Control of an asset is defined as the ability to direct the use of and obtain substantially all of the remaining benefits from the asset. This includes the ability to prevent others from directing the use of and obtaining the benefits from the asset. The benefits related to the asset are the potential cash flows that may be obtained directly or indirectly. These include, but are not limited to:

•	using the asset to produce goods or provide services;
•	using the asset to enhance the value of other assets;
•	using the asset to settle liabilities or to reduce expenses;
•	selling or exchanging the asset;
•	pledging the asset to secure a loan; and
•	holding the asset.

Revenue should be recognized over time if one of the following criteria is met:

•	the customer simultaneously receives and consumes all of the benefits provided by the Company as the Company performs;
•

the performance of the Company creates or enhances an asset that the customer controls as the asset is created; or the performance of the Company does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date.

If the performance obligation is not satisfied over time, it satisfies it at a point in time. Revenue will therefore be recognized when control is passed at a certain point in time. Factors that may indicate the point in time at which control passes include, but are not limited to:

•	the Company has a present right to payment for the asset;
•	the customer has legal title to the asset;
•	the Company has transferred physical possession of the asset;
•	the customer has the significant risks and rewards related to the ownership of the asset; and
•	the customer has accepted the asset.

4.5.6 Contract costs

The incremental costs of obtaining a contract must be recognized as an asset if the entity expects to recover those costs. However, those incremental costs are limited to the costs that the entity would not have incurred if the contract had not been successfully obtained (e.g. ‘success fees’ paid to agents). A practical expedient is available, allowing the incremental costs of obtaining a contract to be expensed if the associated amortization period would be 12 months or less.

Costs incurred to fulfill a contract are recognized as an asset if and only if all of the following criteria are met:

•	the costs relate directly to a contract (or a specific anticipated contract);
•	the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future; and
•	the costs are expected to be recovered.

These include costs such as direct labor, direct materials, and the allocation of overheads that relate directly to the contract.

The asset recognized in respect of the costs to obtain or fulfil a contract is amortized on a systematic basis that is consistent with the pattern of transfer of the goods or services to which the asset relates to.

The following is a discussion of the Company’s revenue recognition policies by segment under the current revenue recognition accounting standard effective January 1, 2019:

Electricity sales income

When the Company owns and operates solar parks for the purpose of generating income from the sale of electricity over the life of the solar parks, electricity generation income is classified as revenue. When electricity income is generated from solar parks which the Company holds as inventories, the electricity income is considered incidental and classified as other operating income. Electricity generation income is recognized when the control of the electricity is transferred to the customer as promised in the sales contract. The contracts are long-term with fixed prices. The majority of customers are local grid companies. The Company recognizes revenue over the life of the contract based on the volume of electricity delivered each month and there is only one performance obligation.

EPC services solar energy system sales - Provision of pipeline plus EPC services

The provision of Pipeline plus EPC services involves application of permits, sourcing of solar modules, and provision of construction services.

The Company either applies for the permits required to construct and operate solar parks itself or acquire the permits through the acquisition of the equity interests in project companies, which are typically formed for the specific purpose of holding such permits. In the course of providing Pipeline plus EPC services, the Company sells the permits to customers through the disposal of project companies holding the relevant permits. Revenue from disposing project companies holding permits is recognized when equity interests in the relevant project companies are transferred to customers by the Company at which time control is transferred.

In addition to revenue from sales of permits as discussed above, the Company also enters into separate contracts with customers for sourcing of modules and provision of construction services for their project companies if it is requested by the customers. Revenue from modules sourced and provision of construction service is recognized in accordance with sales of solar modules and construction contract discussed below.

EPC services solar energy system sales - Build and transfer of solar parks

Revenue from BT represents the sale of completed solar parks and is recognized when titles to the solar parks have been transferred at which point control is passed to the customer.

Other sales - Sales of solar modules

Revenue from the sales of solar modules is recognized when the modules are delivered and titles have passed.

Solar modules are considered delivered and their titles have passed, at the point at which all the following conditions are satisfied:

•	the Company has a present right to payment for the asset;
•	the customer has legal title to the asset;
•	the Company has transferred physical possession of the asset;
•	the customer has the significant risks and rewards related to the ownership of the asset; and
•	the customer has accepted the asset.

Other sales — O&M service

The O&M service and other administrative service include but not limited to the management services of electrical inspection, preventive maintenance for modules, trackers and inverters of the system, weeding and snow removal etc. These management services are substantially the same and the same management service pattern is provided consecutively during the contract term. The one performance obligation that the Company identified under O&M agreement is to provide a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer. The Company recognizes revenue over time and recognizes revenue in the amount to which the Company has a right to invoice.

Others

Interest income from financial assets is recognized when it is probable that the economic benefits will flow to the Company and the amount of income can be measured reliably. Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount on initial recognition.

4.5.7 Contract assets and contract liabilities

A contract asset arises when an entity transfers a good or performs a service in advance of receiving consideration from the customer. A contract asset becomes a receivable once an entity’s right to the consideration becomes unconditional (i.e., except for the passage of time).

A contract liability arises when an entity receives consideration from its customer (or has the unconditional right to receive consideration) in advance of performance.

For contracts that have multiple performance obligations, contract assets and contract liabilities are netted together at the contract level.

The contract assets primarily relate to the Company’s rights to consideration for goods transferred but not billed at the reporting date on IPP sale of electricity. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Company issues an invoice to the customer. The Company has no contract liabilities as of December 31, 2019.

Restricted cash
4.6	Restricted cash

The Company’s restricted cash represents the amount that is 1) term deposit which are normally within a twelve month period, 2) guarantee for certain liabilities, which could be available after the liabilities settled, and 3) other restricted cash, the use of which needs to meet the requirements of bank subject to regulation due to the mortgage loans. Therefore, these restricted cashes are not available to the Company for immediate use. The Company has US$82 thousand and US$110 thousand of term deposit, US$7.9 million and US$3.7 million of guarantee, and US$36.2 million and US$27.7 million of other restricted cashes as of December 31, 2018 and 2019, respectively.

Inventories
4.7	Inventories

The Company’s inventories mainly comprise permits and related costs capitalized during the course of obtaining permits, solar modules and solar parks under development or completed solar parks that are held for sale by the Company within normal operating cycle which is usually twelve months since their completion of construction.

Inventories are stated at the lower of cost and net realizable value. Costs of solar modules are calculated using weighted average method. Costs of permits include capitalized costs incurred to obtaining such permits (for example legal expenses, consultancy fees, staff costs and other costs). Costs of solar parks under development include costs relating to solar parks capitalized before construction is completed, such as modules installed and development costs incurred.

The proceeds from the sale of solar parks held for sale is recognized as revenue of the Company and the carrying amount of the solar parks which is recognized as costs of sales of the Company.

Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale. Provisions are made for inventory whose carrying value is in excess of net realizable value. Certain factors could impact the realizable value, so the Company continually evaluates the recoverability based on assumptions about market conditions. The Company regularly reviews the cost against its estimated net realizable value and records lower of cost and net realizable value to cost of sales, if inventories have costs in excess of estimated net realizable values.

Assets classified as held for sale
4.8	Assets classified as held for sale

Assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the asset (or disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such asset (or disposal group) and its sale is highly probable. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

When the Company is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether the Company will retain a non-controlling interest in its former subsidiary after the sale.

When the Company is committed to a sale plan involving disposal of an investment, or a portion of an investment, in an associate or joint venture, the investment or the portion of the investment that will be disposed of is classified as held for sale when the criteria described above are met, and the Company discontinues the use of the equity method in relation to the portion that is classified a held for sale. Any retained portion of an investment in an associate or a joint venture that has not been classified as held for sale continues to be accounted for using the equity method. The Company discontinues the use of the equity method at the time of disposal when the disposal results in the Company losing significant influence over the associate or joint venture.

After the disposal takes place, the Company accounts for any retained interest in the associate or joint venture in accordance with IFRS 9 unless the retained interest continues to be an associate or a joint venture, in which case the Company uses the equity method (see the accounting policy regarding investments in associates or joint ventures above).

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.

IPP solar parks
4.9	IPP solar parks

IPP solar parks are stated in the consolidated statements of financial position at cost, less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any. Costs include expenditures for solar modules, permits and other direct costs capitalized in the course of construction. Such costs are capitalized starting from the point in time it is determined that development of the IPP solar project is probable.

Permits and related costs capitalized during the course of obtaining permits and solar parks under development are stated in the consolidated statements of financial position at cost less subsequent accumulated impairment losses, if any.

Depreciation of completed solar parks commences once the solar parks are successfully connected to grids and begin generating electricity. Depreciation is recognized over their estimated useful lives of the solar parks (less residual value if any), using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

IPP solar parks are derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of solar parks is determined as the difference between the sales proceeds and the carrying amount of the solar parks and is recognized in other operating income and loss. The IPP solar parks are reclassified as non-current assets held for sale when certain criteria are met with our intention to sell.

At the end of each reporting period, the Company performs impairment review on IPP solar parks when impairment indicators arise in different regions, if any.

The Company defines each operational solar park generating electricity income as a cash generating unit, or CGU, for impairment purposes. The Company tests a CGU for impairment whenever events or changes in circumstance indicate that the carrying amount of the CGU may not be recoverable. These events or changes in circumstances include:

•	Significant adverse changes in a FIT policy affecting the PPA for completed solar parks;
•	Significant restrictions on power generation by local authorities;
•	Material adverse changes in local tax structures applied in the renewable energy sector;
•	Sustaining or forecasted significant operational losses or net operating cash outflows;
•	Physical damage or obsolescence of solar parks; or
•	Decreases in system efficiency, mainly due to decreased performance of solar panels, PV modules and balance-of-system components, or decreased quality of maintenance services performed.

The Company had 117, 129 and 111 CGUs as at December 31, 2017, 2018 and 2019, respectively.

During the year ended December 31, 2017, 37 CGUs located in Chile and the United States showed indicators of impairment and were tested for impairment related to decreases in system efficiency and potential operational losses, while other CGUs located in Japan, Spain, the Czech Republic, Canada and Uruguay did not show any indicators of impairment. After performing the impairment tests on these 37 CGUs, the Company recorded an impairment loss of US$5.2 million on three of the 37 CGUs.

During the year ended December 31, 2018, 27 CGUs located in Chile, Spain, Japan, Canada and the United States showed indicators of impairment and were tested for impairment related to decreases in system efficiency and potential operational losses, while other CGUs located in China, the Czech Republic, and Uruguay did not show any indicators of impairment. After performing the impairment tests on these 27 CGUs, the Company recorded an impairment loss of US$4.5 million on all of these CGUs.

During the year ended December 31, 2019, 48 CGUs located in Chile, Japan, Canada and the United States showed indicators of impairment and were tested for impairment related to decreases in system efficiency and potential operational losses, while other CGUs located in China and the Czech Republic did not show any indicators of impairment. After performing the impairment tests, the Company determined that 13 of the CGUs were impaired and recorded an impairment loss of US$2.9 million.

Property, plant and equipment
4.10	Property, plant and equipment

Property, plant and equipment are stated in the consolidated statements of financial position at cost, less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any.

Depreciation is recognized so as to write off the cost of assets less their residual values over their estimated useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The property, plant and equipment are depreciated on a straight-line basis over the following estimated useful lives after taking into account the residual values:

Leasehold improvement	20 years
Motor vehicles	5 years
Furniture and fixtures	5 years

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Intangible assets
4.11	Intangible assets

Intangible assets acquired separately

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less accumulated impairment losses.

Derecognition of intangible assets

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Investment property
4.12	Investment property

Investment property are properties held to earn rentals and/or for capital appreciation (including property under construction for such purposes). Investment properties are measured initially at cost, including transaction costs. Subsequent to initial recognition, investment properties are measured at cost, less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any.

An investment property is derecognized upon disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from the disposal. Any gain or loss arising on derecognition of the investment property (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in profit or loss in the period in which the investment property is derecognized.

Leasing
4.13	Leasing

Leases prior to adoption of IFRS 16

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

The Company as lessor

Contingent rental arising under operating leases are recognized as rental income in the period in which they are incurred. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term.

The Company as lessee

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Leases after adoption of IFRS 16

Lease liabilities

Lease liabilities are recognized at the date of initial application at the present value of the remaining lease payments discounted using the Company’s incremental borrowing rate at the date of initial application.

Right-of-use assets

Right-of-use assets are recognized at an amount equal to the lease liability adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated statements of financial position immediately before the date of initial application. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. Right-of-use assets are depreciated on a straight-line basis over the lease term. No impairment is accrued on right-of-use assets as at the date of initial application.

The Company has already included the removal and restoration costs in the asset retirement obligation (“ARO”) when recognizing the cost of the IPP solar parks. The Company has made the accounting policy choice not to reclassify the ARO into right-of-use assets.  Therefore, an adjustment is not required.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of office premises (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). Lease payments on short-term leases are recognized as expense on a straight-line basis over the lease term.

Significant judgment in determining the lease term of contracts with renewal options

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Company has the option, under some of its leases to lease the assets for additional term. The Company applies judgment in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal.

After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the year are disclosed in Note 22.

Foreign currencies
4.14	Foreign currencies

In preparing the financial statements of each individual entity, transactions in currencies other than the functional currency of that entity (i.e. foreign currencies) are recorded in the respective functional currency (i.e. the currency of the primary economic environment in which the entity operates) at the rates of exchanges prevailing on the dates of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences arising on the settlement of monetary items, and on the retranslation of monetary items, are recognized in profit or loss in the period in which they arise.

For the purposes of presenting the consolidated financial statements, the assets and liabilities of the Company’s foreign operations are translated into the presentation currency of the Company using exchange rates prevailing at the end of each reporting period. Income and expenses items are translated at the average exchange rates for the year. Exchange differences arising, if any, are recognized in other comprehensive income (expense) and accumulated in equity under the heading of translation reserve (attributed to non-controlling interests as appropriate).

The conversion rates between US$ and other foreign currency are as follows:

Exchange rate for the year 2018
	USD/EUR	USD/JPY	USD/CAD	USD/RMB	USD/HKD
In consolidated statements of financial position	0.8737	110.3400	1.3629	6.8755	7.8316
In consolidated statements of profit or loss and other comprehensive income	0.8494	110.3275	1.2997	6.6292	7.8377

Exchange rate for the year 2019
	USD/EUR	USD/JPY	USD/CAD	USD/RMB	USD/HKD
In consolidated statements of financial position	0.8907	108.6700	1.2962	6.9618	7.7894
In consolidated statements of profit or loss and other comprehensive income	0.8943	109.0075	1.3232	6.9014	7.8335

On the disposal of a foreign operation (i.e. a disposal of the Company’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, or a disposal involving loss of significant influence over an associate that includes a foreign operation), all of the exchange differences accumulated in equity in respect of that operation attributable to the owners of the Company are reclassified to profit or loss. In addition, in relation to a partial disposal of a subsidiary that does not result in the Company losing control over the subsidiary, the proportionate share of accumulated exchange differences are re-attributed to non-controlling interests and are not recognized in profit or loss. For all other partial disposals (i.e. partial disposals of associates that do not result in the Company losing significant influence), the proportionate share of the accumulated exchange differences is reclassified to profit or loss.

Borrowing costs
4.15	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

All other borrowing costs are recognized in profit or loss in the year in which they are incurred.

The amount of borrowing costs eligible for capitalisation is calculated as follows:

•

The amount of borrowing costs eligible for capitalisation is the actual borrowing costs incurred on a specific borrowing during the period, less any investment income on the temporary investment of those borrowings.

•

The amount of borrowing costs eligible for capitalisation on general borrowings is determined by applying a capitalisation rate to the expenditures on qualifying assets. The capitalisation rate is the weighted average of the borrowing costs applicable to the borrowings of the entity that are outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. The following example illustrates how to calculate the amount of borrowing costs to be capitalised.

Taxation
4.16	Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

4.16.1 Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from ‘(loss) profit before taxation’ as reported in the consolidated statements of profit or loss and other comprehensive income (expense) because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

4.16.2 Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. In addition, the Company’s subsidiaries have legally enforceable rights to set off a tax asset and tax liability when they relate to income taxes levied by the same taxation authority and the taxation authority permits the Company’s subsidiaries to make or receive a single net payment. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

4.16.3 Current and deferred tax for the year

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income (expense) or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income (expense) or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Impairment of tangible and intangible assets other than goodwill
4.17	Impairment of tangible and intangible assets other than goodwill

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss.

When an impairment loss subsequently reverses, the carrying amount of the asset (or a cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss.

Financial instruments
4.18	Financial instruments
Recognition Financial assets and financial liabilities are recognized when an entity within the Company becomes a party to the contractual provisions of the instrument.
Financial assets
4.19	Financial assets

The Company classifies the financial assets based on the business model for managing the asset and the asset’s contractual cash flow characteristics. Financial assets of the Company consist of cash and cash equivalents, restricted cash, trade and most other receivables, contract assets, amounts due from related parties, and most other non-current assets.

4.19.1 Classification and initial measurement of financial assets

Except for those trade receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15 and contract assets, all financial assets are initially measured at fair value adjusted for transaction costs.

Financial assets are classified into the following categories:

•	amortized cost
•	fair value through profit or loss (FVTPL)

The classification is determined by both:

•	the entity’s business model for managing the financial asset
•	the contractual cash flow characteristics of the financial asset.

All income and expenses relating to financial assets that are recognized in profit or loss are presented within other loss, except for impairment of trade and most other receivable, contract assets, most amounts due from related parties and most other non-current assets which is presented within provision on receivables and other non-current assets.

4.19.2 Subsequent measurement of financial assets

Financial assets at amortized cost

Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as FVTPL):

•	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows
•

the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding. After initial recognition, these are measured at amortized cost using the effective interest method.

Discounting is omitted where the effect of discounting is immaterial. The Company’s financial assets at amortized cost include cash and cash equivalents, restricted cash, trade and most other receivables, most amounts due from related parties and most other non-current assets.

Financial assets at fair value through profit or loss (FVTPL)

Financial assets that are held within a different business model other than ‘hold to collect’ or ‘hold to collect and sell’ are categorized at fair value through profit and loss. Further, irrespective of business model financial assets whose contractual cash flows are not solely payments of principal and interest are accounted for at FVTPL.

4.19.3 Impairment of financial assets

IFRS 9’s impairment requirements use more forward-looking information to recognize expected credit losses — the ‘expected credit loss (ECL) model’. This replaced IAS 39’s ‘incurred loss model’.

Instruments within the scope of the new requirements included loans and other debt-type financial assets measured at amortized cost, trade and most other receivables, and contract assets.

Recognition of credit losses is no longer dependent on the Company first identifying a credit loss event. Instead the Company considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

In applying this forward-looking approach, a distinction is made between:

•	financial instruments that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk (‘Stage 1’) and
•	financial instruments that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low (‘Stage 2’).

‘Stage 3’ would cover financial assets that have objective evidence of impairment at the reporting date.

‘12-month expected credit losses’ are recognized for the first category while ‘lifetime expected credit losses’ are recognized for the second category.

Previous financial asset impairment under IAS 39

During 2017, the impairment of trade receivables was based on the incurred loss model. Individually significant receivables were considered for impairment when they were past due or when other objective evidence was received that a specific counterparty will default. Receivables that were not considered to be individually impaired were reviewed for impairment in groups, which are determined by reference to the industry and region of the counterparty and other shared credit risk characteristics. The impairment loss estimate was then based on recent historical counterparty default rates for each identified group.

4.19.4 Trade receivables and contract assets

The Company makes use of a simplified approach in accounting for trade receivables and contract assets, and record the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, the Company uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix.

The Company assess impairment of trade receivables and contract assets on a collective basis as they possess shared credit risk characteristics they have been grouped based on the days past due. Refer to Note 36 for a detailed analysis of how the impairment requirements of IFRS 9 are applied.

4.19.5 Reclassification of financial assets

When, and only when, the Company changes its business model for managing financial assets it must reclassify all affected financial assets.

4.19.6 Derecognition of financial assets

The basic premise for the derecognition model is to determine whether the asset under consideration for derecognition is:

•	an asset in its entirety,
•	specifically identified cash flows from an asset (or a group of similar financial assets),
•	a fully proportionate (pro rata) share of the cash flows from an asset (or a group of similar financial assets), or
•	a fully proportionate (pro rata) share of specifically identified cash flows from a financial asset (or a group of similar financial assets).

Once the asset under consideration for derecognition has been determined, an assessment is made as to whether the asset has been transferred, and if so, whether the transfer of that asset is subsequently eligible for derecognition.

An asset is transferred if either the entity has transferred the contractual rights to receive the cash flows, or the entity has retained the contractual rights to receive the cash flows from the asset, but has assumed a contractual obligation to pass those cash flows on under an arrangement that meets the following three conditions:

•	the entity has no obligation to pay amounts to the eventual recipient unless it collects equivalent amounts on the original asset
•	the entity is prohibited from selling or pledging the original asset (other than as security to the eventual recipient),
•	the entity has an obligation to remit those cash flows without material delay

Once an entity has determined that the asset has been transferred, it then determines whether or not it has transferred substantially all of the risks and rewards of ownership of the asset. If substantially all the risks and rewards have been transferred, the asset is derecognised. If substantially all the risks and rewards have been retained, derecognition of the asset is precluded.

If the entity has neither retained nor transferred substantially all of the risks and rewards of the asset, then the entity must assess whether it has relinquished control of the asset or not. If the entity does not control the asset then derecognition is appropriate; however if the entity has retained control of the asset, then the entity continues to recognise the asset to the extent to which it has a continuing involvement in the asset.

Financial liabilities and equity instruments
4.20	Financial liabilities and equity instruments

4.20.1 Classification as debt or equity

Debt and equity instruments issued by an entity within the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

4.20.2 Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

All equity investments are to be measured at fair value in the consolidated statements of financial position, with value changes recognized in profit or loss, except for those equity investments for which the entity has elected to present value changes in other comprehensive income. There is no cost exception for unquoted equities.

4.20.3 Financial liabilities

As the accounting for financial liabilities remains largely the same under IFRS 9 compared to IAS 39, the Company’s financial liabilities were not impacted by the adoption of IFRS 9. However, for completeness, the accounting policy is disclosed below.

4.20.4 Financial liabilities of amortized cost

All financial liabilities (including trade and other payables, amounts due to related parties, borrowings) are measured at amortized cost, except for financial liabilities at fair value through profit or loss (FVTPL).

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Interest expense is recognized on an effective interest basis.

4.20.5 Financial liabilities at fair value through profit or loss (“FVTPL”)

Financial liabilities held for trading are measured at FVTPL, and all other financial liabilities are measured at amortized cost unless the fair value option is applied.

An option is to designate a financial liability as measured at FVTPL if:

doing so eliminates or significantly reduces a measurement or recognition inconsistency (sometimes referred to as an ‘accounting mismatch’) that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases, or the liability is part or a group of financial liabilities or financial assets and financial liabilities that is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the Company is provided internally on that basis to the entity’s key management personnel.

A financial liability which does not meet any of these criteria may still be designated as measured at FVTPL when it contains one or more embedded derivatives that sufficiently modify the cash flows of the liability and are not clearly closely related.

Gains and losses on financial liabilities designated as at FVTPL are required to be split into the amount of change in fair value attributable to changes in credit risk of the liability, presented in other comprehensive income, and the remaining amount presented in profit or loss. The recognition of the full amount of change in the fair value in profit or loss is allowed only if the presentation of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss. That determination is made at initial recognition and is not reassessed.

Amounts presented in other comprehensive income shall not be subsequently transferred to profit or loss, the entity may only transfer the cumulative gain or loss within equity.

4.20.6 Reclassification of financial liabilities

After initial recognition, the financial liability cannot be reclassified.

4.20.7 Derecognition of financial liabilities

A financial liability should be removed from the balance sheet when, and only when, it is extinguished, that is, when the obligation specified in the contract is either discharged or cancelled or expires. Where there has been an exchange between an existing borrower and lender of debt instruments with substantially different terms, or there has been a substantial modification of the terms of an existing financial liability, this transaction is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. A gain or loss from extinguishment of the original financial liability is recognised in profit or loss.

Share-based compensation
4.21	Share-based compensation

Shares granted to the directors and eligible employees

For shares granted or transferred by controlling shareholders in exchange of services received by the Company that are conditional within a vesting period, the fair value of services received is determined by reference to the fair values of relevant shares granted or transferred. Vesting conditions, other than market conditions, shall not be taken into account when estimating the fair value of the shares at the measurement date. Instead, vesting conditions shall be taken into account by adjusting the number of equity instruments included in the measurement of the transaction amount. The amount recognized for goods or services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. The fair value of shares granted or transferred at the date of grant or date of transfer is expensed as share-based compensation on a straight-line basis over the vesting period, with a corresponding increase in equity (share-based compensation reserve). The forfeitures will be estimated to adjust over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such original estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change.

At the time when the shares were cancelled during the vesting period, the Company accounts for the cancellation as an acceleration of vesting, and recognizes immediately the amount that otherwise would have been recognized for services received over the remainder of the vesting period. The amount previously recognized in share-based compensation reserve will remain in that reserve.

Shares granted to non-employees

Shares issued in exchange of services are measured at the fair values of the services received, unless that fair value cannot be reliably measured, in which case the services received are measured by reference to the fair value of the shares issued. The fair values of the services received are recognized as expenses, with a corresponding increase in equity (share capital and share premium), when the counterparties render services, unless the services qualify for recognition as assets.

Share options granted to eligible employees

Share options granted by the Company or controlling shareholders in exchange for service received by the Company are measured by reference to the fair value of the share options granted. The fair value of services received is expensed as share-based compensation on a straight-line basis over the vesting period with a corresponding increase in equity (share-based compensation reserve).

At the end of each reporting period, the Company revises its estimates of the number of options that are expected to ultimately vest. The impact of the revision of the original estimates during the vesting period, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity.

When share options are exercised, the amount previously recognized in equity will be recognized in share capital and share premium. When the share options are forfeited after the vesting date or are still not exercised at the expiry date, the amount previously recognized equity will be remained in the share-based compensation reserve.

Provisions
4.22	Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Contingent liabilities

Unless the possibility of an outflow of resources embodying economic benefits is remote, contingent liabilities are disclosed where it is not probable that the Company will make a transfer of economic benefit to settle the obligation or the amount of the obligation cannot be measured with sufficient reliability.